Capital Lease (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Capital Leased Assets [Line Items]
0	$ (12,250)
1	1,943
2	1,943
3	1,943
4	1,943
5	1,943
6	1,943
7	1,943
Total	13,601
Capital Lease Principal [Member]
Capital Leased Assets [Line Items]
1	1,214
2	1,214
3	1,214
4	1,214
5	1,214
6	1,214
7	1,214
Total	8,498
Interest Expense [Member]
Capital Leased Assets [Line Items]
1	729
2	729
3	729
4	729
5	729
6	729
7	729
Total	$ 5,103